Investment Portfolio	as of March 31, 2022 (Unaudited)
DWS International Growth VIP
	Shares	Value ($)

Common Stocks 95.9%
Argentina 3.4%
Globant SA*	2,901	760,265
MercadoLibre, Inc.*	106	126,085
(Cost $519,904)		886,350
Brazil 1.0%
Magazine Luiza SA	50,527	72,378
Pagseguro Digital Ltd. "A"* (a)	8,599	172,410
(Cost $395,805)		244,788
Canada 9.2%
Agnico Eagle Mines Ltd.	5,466	334,479
Alimentation Couche-Tard, Inc. "B"	7,354	331,302
Brookfield Asset Management, Inc. "A"	20,056	1,133,911
Canadian National Railway Co.	3,801	509,881
Nuvei Corp. 144A*	1,023	76,920
(Cost $1,345,433)		2,386,493
China 4.4%
Alibaba Group Holding Ltd. (ADR)*	1,932	210,202
ANTA Sports Products Ltd.	6,800	84,610
Dada Nexus Ltd. (ADR)*	635	5,798
JD.com, Inc. "A"*	295	8,506
Minth Group Ltd.	22,870	55,606
Ping An Insurance (Group) Co. of China Ltd. "H"	55,000	386,681
Tencent Holdings Ltd.	8,300	387,287
(Cost $1,181,552)		1,138,690
France 11.7%
Capgemini SE	1,854	412,395
Cie de Saint-Gobain	3,331	198,124
LVMH Moet Hennessy Louis Vuitton SE	975	694,895
Orpea SA	1,669	72,276
Schneider Electric SE	1,385	232,542
Teleperformance	1,445	551,845
TotalEnergies SE (a)	8,771	443,089
Vinci SA	4,168	426,965
(Cost $2,461,159)		3,032,131
Germany 12.1%
adidas AG	580	135,614
Allianz SE (Registered)	2,062	491,346
Auto1 Group SE 144A*	3,181	36,060
BASF SE	2,960	168,623
Brenntag SE	2,428	195,896
Deutsche Boerse AG	3,478	624,253
Deutsche Post AG (Registered)	4,962	237,120

Evonik Industries AG	9,898	274,186
Evotec SE*	6,090	179,353
KION Group AG	1,095	72,337
SAP SE	2,643	293,734
TeamViewer AG 144A*	10,437	154,646
Wacker Chemie AG	950	161,701
Zalando SE 144A*	2,030	102,750
(Cost $3,556,141)		3,127,619
Hong Kong 1.6%
Techtronic Industries Co., Ltd. (Cost $216,384)	26,097	419,797
Ireland 4.5%
Experian PLC	14,467	561,038
ICON PLC* (b)	993	241,518
Kerry Group PLC "A"	3,086	345,573
(Cost $913,380)		1,148,129
Israel 0.7%
Kornit Digital Ltd.* (b) (Cost $239,759)	2,234	184,729
Japan 8.2%
Daikin Industries Ltd.	2,500	454,704
Fast Retailing Co., Ltd.	330	169,175
Hoya Corp.	3,600	406,422
Keyence Corp.	900	419,079
Lasertec Corp.	700	116,036
MISUMI Group, Inc.	6,011	178,838
Shimadzu Corp.	6,600	227,288
Shiseido Co., Ltd.	3,100	156,781
(Cost $1,723,749)		2,128,323
Korea 1.8%
Samsung Electronics Co., Ltd. (Cost $407,241)	8,161	466,767
Luxembourg 1.0%
Eurofins Scientific SE (Cost $189,508)	2,554	252,582
Netherlands 8.6%
Adyen NV 144A*	138	273,328
Airbus SE	1,760	212,802
ASML Holding NV	801	536,521
ING Groep NV	28,950	303,083
Koninklijke DSM NV	1,842	329,904
NXP Semiconductors NV (b)	1,330	246,156
Prosus NV	2,066	110,450
Universal Music Group NV	7,981	211,698
(Cost $2,067,814)		2,223,942
Singapore 2.9%
DBS Group Holdings Ltd. (Cost $547,652)	28,500	748,301
Sweden 2.1%
Assa Abloy AB "B"	6,090	164,522

Hexagon AB "B"	13,100	184,232
Spotify Technology SA* (c)	1,352	204,179
(Cost $525,637)		552,933
Switzerland 8.7%
Alcon, Inc.	988	78,262
Lonza Group AG (Registered)	1,143	827,485
Nestle SA (Registered)	5,419	703,587
Roche Holding AG (Genusschein)	1,187	469,696
Sportradar Holding AG "A"* (a) (b)	4,702	78,241
Zur Rose Group AG*	628	91,952
(Cost $1,529,684)		2,249,223
Taiwan 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $368,670)	31,000	638,738
United Kingdom 3.5%
Clarivate PLC* (c)	10,909	182,835
Farfetch Ltd. "A"* (c)	4,164	62,960
Halma PLC	6,001	196,833
Rentokil Initial PLC	64,300	446,055
VTEX "A"* (a) (c)	3,204	19,704
(Cost $997,208)		908,387
United States 8.0%
Activision Blizzard, Inc.	2,229	178,565
EPAM Systems, Inc.*	1,150	341,102
Marsh & McLennan Companies, Inc.	2,434	414,802
Mastercard, Inc. "A"	826	295,196
NVIDIA Corp.	1,504	410,381
Schlumberger NV	4,015	165,860
Thermo Fisher Scientific, Inc.	460	271,699
(Cost $1,153,282)		2,077,605
Total Common Stocks (Cost $20,339,962)		24,815,527

Preferred Stocks 1.0%
Germany
Sartorius AG (Cost $207,871)	584	258,231

Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (d) (e) (Cost $581,198)	581,198	581,198

Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 0.28% (d) (Cost $653,950)	653,950	653,950

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $21,782,981)	101.7	26,308,906
Other Assets and Liabilities, Net	(1.7)	(443,049)
Net Assets	100.0	25,865,857
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (d) (e)
631,412	—	50,214 (f)	—	—	356	—	581,198	581,198
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 0.28% (d)
236,102	8,340,408	7,922,560	—	—	180	—	653,950	653,950
867,514	8,340,408	7,972,774	—	—	536	—	1,235,148	1,235,148
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2022 amounted to $538,512, which is 2.1% of net assets.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

At March 31, 2022 the DWS International Growth VIP had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Information Technology	6,222,027	25%
Industrials	5,230,030	21%
Financials	4,102,377	16%
Health Care	3,057,524	12%
Consumer Discretionary	1,953,330	8%
Consumer Staples	1,629,195	7%
Materials	1,268,893	5%
Communication Services	1,001,433	4%
Energy	608,949	2%
Total	25,073,758	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$886,350	$—	$—	$886,350
Brazil	244,788	—	—	244,788
Canada	2,386,493	—	—	2,386,493
China	216,000	922,690	—	1,138,690
France	—	3,032,131	—	3,032,131
Germany	—	3,127,619	—	3,127,619
Hong Kong	—	419,797	—	419,797
Ireland	241,518	906,611	—	1,148,129
Israel	184,729	—	—	184,729
Japan	—	2,128,323	—	2,128,323
Korea	—	466,767	—	466,767
Luxembourg	—	252,582	—	252,582
Netherlands	246,156	1,977,786	—	2,223,942
Singapore	—	748,301	—	748,301
Sweden	204,179	348,754	—	552,933
Switzerland	78,241	2,170,982	—	2,249,223
Taiwan	—	638,738	—	638,738
United Kingdom	265,499	642,888	—	908,387
United States	2,077,605	—	—	2,077,605
Preferred Stocks	—	258,231	—	258,231
Short-Term Investments (a)	1,235,148	—	—	1,235,148
Total	$8,266,706	$18,042,200	$—	$26,308,906
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2IG-PH1
R-080548-1 (1/23)